Interest expense and other financial costs	12 Months Ended
Dec. 31, 2021
Interest expense and other financial costs [Abstract]
Interest expense and other financial costs
20	Interest expense and other financial costs

This line at December 31, 2021, 2020 and 2019, is comprised as follows:

	2021	2020	2019
Interest on financial debt	$25,018	$38,558	$69,796
Interest expense on leasing arrangements	34,146	33,535	70,225
Other financial expenses	3,236	2,066	5,303
Amortization of transaction cost associated with financial debt	176	1,495	1,551
	$62,576	$75,654	$146,875